Consolidated Statements Of Cash Flows (Parenthetical)	6 Months Ended
Jun. 30, 2011
Consolidated Statements Of Cash Flows
Number of shares issued for exercise of options	17,724
Number of shares issued for debentures converted into shares	2,000,000